Taxation (Uncertain tax positions) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Unrecognized Tax Benefits
Balance beginning of year	$ 101.6	$ 43.7
Increases as a result of positions taken in prior years	1.1	70.4
Increases as a result of positions taken during the current year	0.0	10.1
Decreases as a result of positions taken in prior years	(60.7)	(22.6)
Settlements	(1.8)	0.0
Unrecognized tax benefits	$ 40.2	$ 101.6